Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities:
Net income (loss) before noncontrolling interests		$ 19,029	$ 13,378	[1],[2]	$ 23,799	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		5,399	1,534		(4,155)
Changes in fair value of MSRs and LHFS carried at fair value		851	(1,326)		(1,188)
Depreciation, amortization and accretion		6,271	6,832		7,890
Deferred income tax expense (benefit)		(50)	1,239	[1]	(1,106)	[1]
Other, net		7,149	(14,524)		(12,194)
Originations and purchases of loans held for sale		(30,365)	(74,910)		(158,923)
Proceeds from sales of and paydowns on loans originally classified as held for sale		26,793	65,418		101,293
Net change in:
Debt and equity securities, held for trading		3,349	31,579		19,334
Derivative assets and liabilities		4,155	7,850	[1]	(2,484)	[1]
Other assets		(6,838)	(9,162)	[1]	15,477	[1]
Other accrued expenses and liabilities		4,615	(860)	[1]	732	[1]
Net cash provided (used) by operating activities		40,358	27,048		(11,525)
Net change in:
Federal funds sold and securities purchased under resale agreements		(12,729)	(704)		(551)
Available-for-sale debt securities:
Proceeds from sales		14,651	16,895		17,958
Paydowns and maturities		14,872	19,791		75,701
Purchases		(26,051)	(40,104)		(110,431)
Held-to-maturity debt securities:
Paydowns and maturities		18,372	27,666		79,517
Purchases		(4,225)	(2,360)		(71,245)
Equity securities, not held for trading:
Proceeds from sales and capital returns		2,244	4,326		4,933
Purchases		(5,811)	(6,984)		(7,680)
Loans:
Loans originated by banking subsidiaries, net of principal collected		10,296	(74,861)		(28,809)
Proceeds from sales of loans originally classified as held for investment		4,275	12,446		31,847
Purchases of loans		(1,637)	(741)		(389)
Principal collected on nonbank entities’ loans		4,871	5,173		8,985
Loans originated by nonbank entities		(3,476)	(3,824)		(11,237)
Other, net		391	805		3,782
Net cash provided (used) by investing activities		16,043	(42,476)		(7,619)
Net change in:
Deposits		(25,812)	(98,494)		78,582
Short-term borrowings		38,414	16,564		(24,590)
Long-term debt:
Proceeds from issuance		49,071	53,737		1,275
Repayment		(22,886)	(19,587)		(47,134)
Preferred stock:
Proceeds from issuance		1,722	0		5,756
Redeemed		(1,725)	0		(6,675)
Cash dividends paid		(1,141)	(1,115)		(1,205)
Common stock:
Repurchased		(11,851)	(6,033)		(14,464)
Cash dividends paid		(4,789)	(4,178)		(2,422)
Other, net		(509)	(539)		(361)
Net cash provided (used) by financing activities		20,494	(59,645)		(11,238)
Net change in cash, cash equivalents, and restricted cash		76,895	(75,073)		(30,382)
Cash, cash equivalents, and restricted cash at beginning of period	[3]	159,157	234,230		264,612
Cash, cash equivalents, and restricted cash at end of period	[3]	236,052	159,157		234,230
Supplemental cash flow disclosures:
Cash paid for interest		30,431	8,289		4,384
Net cash paid (refunded) for income taxes		$ (1,786)	$ 3,376		$ 3,166

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks